Significant Agreements	12 Months Ended
Dec. 31, 2021
Significant Agreements [Abstract]
SIGNIFICANT AGREEMENTS

NOTE 7. SIGNIFICANT AGREEMENTS

Amgen License Agreement

On November 21, 2019, the Company entered into a license agreement with Amgen (the “Amgen License Agreement”), pursuant to which the Company obtained an exclusive, sublicensable license for certain patents, data, and non-data know-how related to Amgen’s proprietary monoclonal antibody known as AMG 191, as renamed to JSP191 (“JSP191”). Concurrently with the execution of the license agreement, Amgen assigned to the Company its rights and obligations under the Investigator Sponsored Research Agreement (the “ISRA”) previously entered into in June 2013 between Amgen and The Board of Trustees of the Leland Stanford Junior University (“Stanford”) related to the study of JSP191.

Under the ISRA, the Company was provided an option to negotiate a definitive license with Stanford for rights to certain Stanford intellectual property related to the study of JSP191 in exchange for an option exercise fee of $1.0 million, payable over a two-year period (the “Option”). There are no other fees due under the ISRA. The Company exercised the Option in June 2020, and the definitive license with Stanford (the “Stanford License Agreement”) was executed in March 2021. Upon exercise of the Option, the $1.0 million option exercise fee was recognized as research and development cost. In June 2020, the Company and Stanford agreed that the Investigational New Drug Application (“IND”) and control of the study related to the ISRA would be transferred to the Company. The Company paid $0.2 million related to the option exercise fee in each of June and November 2020. As of December 31, 2020, the Company had accrued $0.4 million and $0.2 million as current and noncurrent liabilities, respectively. In 2021, the Company paid $0.4 million of the option exercise fee and included the unsettled liability of $0.2 million in accrued expenses and other current liabilities as of December 31, 2021.

As consideration for the rights granted to the Company under the license agreement with Amgen, Old Jasper issued Amgen 100 shares of Old Jasper’s Series A-2 redeemable convertible preferred stock in November 2019, the fair value of which was estimated at $0.9 million, which was recognized as research and development expense in the same period.

The Amgen License Agreement terminates on a country-by-country basis on the 10th anniversary of the date on which the exploitation of the licensed products is no longer covered by a valid claim under a licensed patent in such country. On a country-by-country basis, upon the expiration of the term in each country with respect to the licensed products, the licenses to the Company by Amgen become fully paid and non-exclusive. The Company and Amgen have the right to terminate the agreement for a material breach as specified in the agreement.

After the closing of the Business Combination, Amgen owns more than 5% of the Company’s outstanding common stock and is considered to be a related party.

Stanford License Agreement

In March 2021, the Company entered into the Stanford License Agreement, following the exercise of the Option in June 2020. The Company received a worldwide, exclusive license with a right to sublicense for JSP191 in the field of depleting endogenous blood stem cells in patients for whom hematopoietic cell transplantation is indicated. Stanford transferred to the Company certain know-how and patents related to JSP191 (together, the “Licensed Technology”). Under the terms of this agreement, the Company will use commercially reasonable efforts to develop, manufacture, and sell licensed product and to develop markets for a licensed product. In addition, the Company will use commercially reasonable efforts to meet the milestones as specified in the agreement over the next six years and must notify Stanford in writing as each milestone is met.

The Company will pay annual license maintenance fees, beginning on the first anniversary of the effective date of the agreement and ending upon the first commercial sale of a product, method, or service in the licensed field of use, as follows: $25,000 for each first and second year, $35,000 for each third and fourth year, and $50,000 at each anniversary thereafter ending upon the first commercial sale. The Company is also obligated to pay late-stage clinical development milestones and first commercial sales milestone payments of up to $9.0 million in total. The Company will also pay low single-digit royalties on net sales of licensed products, if approved. No payments have been made under the Stanford License Agreement during the year ended December 31, 2021.

The Stanford License Agreement expires on a country-by-country basis on the last-to-expire valid claim of a licensed patent in such country. The Company may terminate the agreement by giving Stanford written notice at least 12 months in advance of the effective date of termination. The Company may also terminate the agreement solely with respect to any particular patent application or patent by giving Stanford written notice at least 60 days in advance of the effective date of termination. Stanford may terminate the agreement after 90 days from a written notice by Stanford, specifying a problem, including a delinquency on any report required pursuant to agreement or any payment, missing a milestone or for a material breach, unless the Company remediates the problem in that 90-day period.